Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,945	$ 1,978
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,301	1,229
Impairment losses	0	2
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 467	$ 456